Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report (Details)	Mar. 31, 2025 USD ($)
Subsequent Event [Member] | Promissory Note [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report [Line Items]
Principal amount	$ 474,490